Income Taxes (Details) - Schedule of deferred tax assets and liabilities - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Net operating loss carrying forwards	¥ 4,031	¥ 33
Total deferred tax assets	4,031	33
Less: valuation allowance	(4,031)	(33)	¥ (76)	¥ (750)
Deferred tax assets, net